REVERSE STOCK SPLIT - Impact on Shares Outstanding (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
REVERSE STOCK SPLIT
Common stock issued, Pre-Split		153,255,345
Common stock issued, Post-Split		4,789,230
Common stock outstanding, Pre-Split	153,255,345	29,093,289
Common stock outstanding, Post-Split	4,789,230	909,165